PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Leased devices			$ 127
Property and equipment, gross	$ 4,430		2,620	$ 916
Less: Accumulated depreciation and amortization	(1,105)		(716)	(427)
Property and equipment, net	3,325		1,904	489
Depreciation and amortization expense	389	$ 204	289	141
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	874		572
Research devices
Property, Plant and Equipment [Line Items]
Property and equipment, gross	772		486
Sales and marketing devices
Property, Plant and Equipment [Line Items]
Property and equipment, gross	762		0
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			385	323
Property and equipment, gross	525		385
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross			613	18
Property and equipment, gross	686		613
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment, gross			270	21
Property and equipment, gross	292		270
Leased devices
Property, Plant and Equipment [Line Items]
Property and equipment, gross	347		127
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross			167	$ 157
Property and equipment, gross	$ 172		$ 167